Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Soon Huat Lim	Founder, Chairman of Board of Directors, Chief Executive Officer
b	Poh Kiong Tan	Chief Technology Officer and Director
c	Trident Consultancy Pte. Ltd.	100% equity interests owned by Soon Huat Lim
d	Trident Foodtech Pte. Ltd.	100% equity interests owned by Soon Huat Lim
e	Apollo Entertainment Media Pte. Ltd.	30% equity interests owned by Soon Huat Lim
f	Cong Ty Tnhh Trident Digital Tech	100% equity interests owned by Poh Kiong Tan

Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	As of June 30,	As of December 31,
	2025	2024
Cong Ty Tnhh Trident Digital Tech (1)	$44,909	$-
	$44,909	$-

Amounts due to related parties, non-current

Amounts due to related parties consisted of the following for the periods indicated:

	As of June 30,	As of December 31,
	2025	2024
Soon Huat Lim (2)	5,695,401	1,213,612
Poh Kiong Tan (3)	126,893	90,495
Cong Ty Tnhh Trident Digital Tech (1)	$-	$41,118
	$5,822,294	$1,345,225

(1)	The balance represented service payable to this related party, and the maturity date was June 30, 2026.
(2)	The balance represented loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of December 31, 2026.
(3)	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expense paid on behalf of the Group, with a maturity date of December 31, 2026.

Related parties transactions

	For the six months ended June 30,
	2025	2024
Nature:
Poh Kiong Tan
Loan from related parties	$22,663		$44,527
Repayment of loan from related party	6,043		29,685

Soon Huat Lim
Loan from related party	$4,215,265		$1,417,450
Repayment of loan from related party	4,559		44,527
Settlement of loan to related party	-		244,770
Settlement of expenses paid on behalf of the Group	-		16,089

Apollo Entertainment Media Pte. Ltd.
Consumption of tickets and hot chocolate	$-		$2,846

Trident Foodtech Pte. Ltd.
Rental expense paid to related party	$-		$22,264

Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company	$200,055	$
Maintenance services provided to the Company	66,012		-